ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
Disclosure of detailed information about accounts receivable

As at December 31	2017	2016
Trade receivables	$4,246	$874
Sales tax and other statutory receivables	10,379	5,765
Other receivables	1,043	842
	$15,668	$7,481